Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 260,366	$ 44,788	$ 112,221
Accounts receivable, net	1,391,787	703,346	314,743
Deferred commissions	50,065	66,278	80,348
Prepaid expenses	1,023,593	285,640	402,040
TOTAL CURRENT ASSETS	2,725,811	1,100,052	909,352
PROPERTY AND EQUIPMENT, net	707,499	664,416	295,925
GOODWILL	204,000	204,000	204,000
INTANGIBLE ASSETS, NET	397,072	631,636	1,437,001
DEFERRED COMMISSIONS	22,114	35,741	103,312
DEFERRED FINANCING COSTS		123,804	61,153
OTHER LONG TERM ASSETS	175,000
TOTAL ASSETS	4,231,496	2,759,649	3,010,743
CURRENT LIABILITIES
Accounts payable	1,766,813	1,110,116	746,554
Accrued expenses	278,325	126,115	201,768
Accrued interest	862,899	631,611	182,184
Deferred revenue	765,374	890,186	747,113
Warrant liability	21,730		163,570
Current maturities of capital lease obligations	362,413	367,837
Current portion of long-term debt	5,582,897	4,768,257	2,070,217
TOTAL CURRENT LIABILITIES	9,640,451	7,924,698	4,111,406
CAPITAL LEASE, net of current maturities	246,517	316,827
LONG TERM DEBT, net of current portion	371,904	192,000	2,566,486
WARRANT LIABILITY	4,950,644	2,799,662	146,000
DEFERRED REVENUE	355,480	459,519	412,219
ACCRUED INTEREST			160,593
ACCRUED RENT	127,198	120,384	25,333
TOTAL LIABILITIES	15,692,194	11,813,090	7,422,037
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 43,530, 44,030 and 2,229,702 shares issued and outstanding	4	4	223
Common shares, $.0001 Par Value, 500,000,000 shares authorized,2,825,776, 2,318,139 and 1,129,052 issued and outstanding	283	232	113
Additional paid-in-capital	65,960,363	60,225,994	47,308,895
Accumulated deficit	(77,421,348)	(69,279,671)	(51,720,525)
TOTAL SHAREHOLDERS' DEFICIT	(11,460,698)	(9,053,441)	(4,411,294)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 4,231,496	$ 2,759,649	$ 3,010,743